Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of Expenses by Nature

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Clinical trials related expenses	107,440	424,724	551,771
Employee benefit expenses (Note 6)	27,243	120,173	143,819
Professional service fees (i)	31,784	69,498	69,312
R&D materials and consumable supplies	2,127	13,718	7,990
Depreciation and amortization	1,436	4,082	6,940
Office expenses	3,052	3,653	5,056
Expense related to Series C financing (ii)	19,655	—	—
Others	5,915	4,618	6,767
	198,652	640,466	791,655

(i)
The Group exclusively licenses CBP-174 from a third-party licensor. Such license is worldwide and royalty-bearing. As of December 31, 2022, CBP-174 has not yet been commercialized, the Group is only subject to a non-refundable, non-creditable license maintenance fee, which is paid to the third-party licensor on an annual basis and recorded as a consultancy fee within research and development expense.
(ii)
Represents a share-based compensation to additional Series C preferred shareholder, which was recognized as an administrative expense as set forth in Note 22.